Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,304	$ 1,176	$ 1,113
Cards	1,035	995	954
Broking income	895	796	743
Credit facilities	827	733	726
Account services	714	644	649
Unit trusts	603	444	455
Underwriting	576	463	552
Global custody	500	488	446
Remittances	361	352	325
Imports/exports	300	289	288
Insurance agency commission	176	154	171
Other	1,167	1,037	1,058
Fee income	8,458	7,571	7,480
Less: fee expense	(1,784)	(1,623)	(1,554)
Net fee income	6,674	5,948	5,926
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	3,042	2,717	2,691
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,786	1,595	1,630
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,857	1,659	1,608
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ (11)	$ (23)	$ (3)